Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	¥ (10,375,775)	¥ (9,138,972)	¥ (4,863,096)
Net loss attributable to ordinary shareholders of XPeng Inc.	¥ (10,375,775)	¥ (9,138,972)	¥ (4,863,096)
Weighted average number of ordinary shares outstanding-Basic	1,740,921,519	1,712,533,564	1,642,906,400
Weighted average number of ordinary shares outstanding-Diluted	1,740,921,519	1,712,533,564	1,642,906,400
Net loss per ordinary share, Basic	¥ (5.96)	¥ (5.34)	¥ (2.96)
Net loss per ordinary share, Diluted	¥ (5.96)	¥ (5.34)	¥ (2.96)